Label	Element	Value
Cash Management Class Prospectus | Tax Exempt Portfolio | Cash Management Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax Exempt Portfolio
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fee	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.10%
Shareholder Administration Fee	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.46%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[1]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Portfolio may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and may begin to raise rates.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that a Portfolio invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments which affect such sector.

•  Money Market Fund Regulation. The SEC recently adopted changes to the rules that govern money market funds. These changes have a phase-in period ranging from mid-2015 (primarily for certain new disclosure-related requirements) to the latter half of 2016 (for the most significant changes, such as the possible imposition of redemption fees and/or the temporary suspension of redemption privileges if a fund's portfolio liquidity falls below certain required minimum levels because of market conditions or other factors). While the industry is still assessing the impact of these rule changes, they may affect the investment strategies, performance, operating expenses and structure of money market funds.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the one and five year periods and since inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Annual Return 2006	rr_AnnualReturn2006	3.15%
Annual Return 2007	rr_AnnualReturn2007	3.32%
Annual Return 2008	rr_AnnualReturn2008	1.73%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	6/30/07	0.85%
Low Quarter	3/31/14	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2014
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	0.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 2005
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630

[1]	The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Cash Management Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.